CONVERTIBLE PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
6. CONVERTIBLE PROMISSORY NOTE

On December 14, 2012, the Company issued a non-interest bearing convertible promissory note in the principal amount of $50,000, maturing on June 30, 2017. In the event of default, interest shall accrue on the outstanding principal amount at a rate of 8% per annum. The holder of the note is entitled to convert all or a portion of the convertible note plus accrued interest, if any, at the lender's sole option, into shares of common stock at a conversion price of $0.10 per share.

On December 14, 2012, the Company issued a non-interest bearing convertible promissory note in the principal amount of $50,000, maturing on June 30, 2017. In the event of default, interest shall accrue on the outstanding principal amount at a rate of 8% per annum. The holder of the note is entitled to convert all or a portion of the convertible note plus accrued interest, if any, at the lender's sole option, into shares of common stock at a conversion price of $0.10 per share.